Derivative Financial Instruments - Disclosure of Instruments (Details) € in Millions	Jun. 30, 2020 EUR (€)
Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 3,589
Nominal value of interest rate swaps hedge fixed-rate bonds	4,803
Currency and interest rate derivatives	3,589
Notional amount | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	2,544
Currency and interest rate derivatives	2,544
Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1,045
Nominal value of interest rate swaps hedge fixed-rate bonds	0
Currency and interest rate derivatives	1,045
Notional amount | 2020
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	890
Currency and interest rate derivatives	890
Notional amount | 2021
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
Notional amount | 2022
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	2,642
Currency and interest rate derivatives	2,642
Notional amount | 2023
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	57
Currency and interest rate derivatives	57
Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	29
Nominal value of interest rate swaps hedge fixed-rate bonds	7
Currency and interest rate derivatives	29
Fair value | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	30
Currency and interest rate derivatives	30
Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(1)
Nominal value of interest rate swaps hedge fixed-rate bonds	0
Currency and interest rate derivatives	(1)
Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(1)
Nominal value of interest rate swaps hedge fixed-rate bonds	0
Currency and interest rate derivatives	€ (1)
pay capitalized Eonia / receive 0.06%
Disclosure of detailed information about financial instruments [line items]
Interest rate	0.06%
pay capitalized Eonia / receive 0.06% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 2,000
Currency and interest rate derivatives	2,000
pay capitalized Eonia / receive 0.06% | Notional amount | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	2,000
Currency and interest rate derivatives	2,000
pay capitalized Eonia / receive 0.06% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
pay capitalized Eonia / receive 0.06% | Notional amount | 2020
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
pay capitalized Eonia / receive 0.06% | Notional amount | 2021
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
pay capitalized Eonia / receive 0.06% | Notional amount | 2022
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	2,000
Currency and interest rate derivatives	2,000
pay capitalized Eonia / receive 0.06% | Notional amount | 2023
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
pay capitalized Eonia / receive 0.06% | Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
pay capitalized Eonia / receive 0.06% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	30
Currency and interest rate derivatives	30
pay capitalized Eonia / receive 0.06% | Fair value | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	30
Currency and interest rate derivatives	30
pay capitalized Eonia / receive 0.06% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
pay capitalized Eonia / receive 0.06% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	€ 0
pay -0.57% / receive capitalized Eonia
Disclosure of detailed information about financial instruments [line items]
Interest rate	(0.57%)
pay -0.57% / receive capitalized Eonia | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 600
Currency and interest rate derivatives	600
pay -0.57% / receive capitalized Eonia | Notional amount | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
pay -0.57% / receive capitalized Eonia | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	600
Currency and interest rate derivatives	600
pay -0.57% / receive capitalized Eonia | Notional amount | 2020
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
pay -0.57% / receive capitalized Eonia | Notional amount | 2021
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
pay -0.57% / receive capitalized Eonia | Notional amount | 2022
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	600
Currency and interest rate derivatives	600
pay -0.57% / receive capitalized Eonia | Notional amount | 2023
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
pay -0.57% / receive capitalized Eonia | Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
pay -0.57% / receive capitalized Eonia | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	3
Currency and interest rate derivatives	3
pay -0.57% / receive capitalized Eonia | Fair value | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
pay -0.57% / receive capitalized Eonia | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	3
Currency and interest rate derivatives	3
pay -0.57% / receive capitalized Eonia | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	€ 0
pay 1.81% / receive 3-month USD Libor
Disclosure of detailed information about financial instruments [line items]
Interest rate	1.81%
pay 1.81% / receive 3-month USD Libor | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 445
Currency and interest rate derivatives	445
pay 1.81% / receive 3-month USD Libor | Notional amount | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
pay 1.81% / receive 3-month USD Libor | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	445
Currency and interest rate derivatives	445
pay 1.81% / receive 3-month USD Libor | Notional amount | 2020
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	445
Currency and interest rate derivatives	445
pay 1.81% / receive 3-month USD Libor | Notional amount | 2021
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
pay 1.81% / receive 3-month USD Libor | Notional amount | 2022
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
pay 1.81% / receive 3-month USD Libor | Notional amount | 2023
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
pay 1.81% / receive 3-month USD Libor | Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
pay 1.81% / receive 3-month USD Libor | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(4)
Currency and interest rate derivatives	(4)
pay 1.81% / receive 3-month USD Libor | Fair value | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
pay 1.81% / receive 3-month USD Libor | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(4)
Currency and interest rate derivatives	(4)
pay 1.81% / receive 3-month USD Libor | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(1)
Currency and interest rate derivatives	€ (1)
pay 3-month USD Libor / receive 2.22%
Disclosure of detailed information about financial instruments [line items]
Interest rate	2.22%
pay 3-month USD Libor / receive 2.22% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 445
Currency and interest rate derivatives	445
pay 3-month USD Libor / receive 2.22% | Notional amount | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	445
Currency and interest rate derivatives	445
pay 3-month USD Libor / receive 2.22% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
pay 3-month USD Libor / receive 2.22% | Notional amount | 2020
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	445
Currency and interest rate derivatives	445
pay 3-month USD Libor / receive 2.22% | Notional amount | 2021
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
pay 3-month USD Libor / receive 2.22% | Notional amount | 2022
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
pay 3-month USD Libor / receive 2.22% | Notional amount | 2023
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
pay 3-month USD Libor / receive 2.22% | Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
pay 3-month USD Libor / receive 2.22% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	5
Currency and interest rate derivatives	5
pay 3-month USD Libor / receive 2.22% | Fair value | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	5
Currency and interest rate derivatives	5
pay 3-month USD Libor / receive 2.22% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
pay 3-month USD Libor / receive 2.22% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	€ 0
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent
Disclosure of detailed information about financial instruments [line items]
Interest rate	1.48%
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 99
Nominal value of interest rate swaps hedge fixed-rate bonds	99
Currency and interest rate derivatives	99
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Notional amount | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	99
Currency and interest rate derivatives	99
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Notional amount | 2020
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Notional amount | 2021
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Notional amount | 2022
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	42
Currency and interest rate derivatives	42
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Notional amount | 2023
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	57
Currency and interest rate derivatives	57
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(5)
Currency and interest rate derivatives	(5)
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Fair value | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(5)
Currency and interest rate derivatives	(5)
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	0
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Currency and interest rate derivatives	€ 0